SCHEDULE OF NET DEFERRED TAX (Details) - USD ($)	Apr. 30, 2021	Apr. 30, 2020
Deferred tax assets (liabilities): Loss carryforwards	$ 788,400	$ 301,000
Deferred tax assets (liabilities): Accrued payroll	333,700
Deferred tax assets (liabilities): Related party accruals	194,400	79,000
Deferred tax assets (liabilities): Start-up costs	109,600	61,000
Deferred tax assets (liabilities): Inventory reserve	17,900
Valuation allowance	(1,444,000)	(441,000)
Net deferred tax assets
ISRAEL
Deferred tax assets (liabilities): Loss carryforwards	178,000	384,000
Deferred tax assets (liabilities): Start-up costs	13,000
Valuation allowance	(304,000)	(470,000)
Net deferred tax assets
Deferred tax assets (liabilities): Accrued expenses		63,000
Deferred tax assets (liabilities): Research and development costs	$ 113,000	$ 23,000